Retirement and Deferred Compensation Plans - Reconciliation of Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
An Additional German Plan
Funded Status at End of Year
Funded status, end of year	$ (56.8)
United States Plans
Change in Benefit Obligation
Benefit obligation, beginning of year	53.1	$ 56.6
Service cost	0.0	0.0
Interest cost	1.8	2.1
Curtailment and settlement	0.0	0.0
Transfers	0.0	0.0
Actuarial loss (gain)	2.2	(1.7)
Plan participant contributions	0.0	0.0
Benefits paid	(4.0)	(3.9)
Currency exchange rate changes	0.0	0.0
Benefit obligation, end of year	53.1	53.1	$ 56.6
Change in Plan Assets
Fair value of plan assets, beginning of year	37.2	40.6
Actual return on plan assets	1.7	(1.8)
Settlement	0.0	0.0
Transfers	0.0	0.0
Plan participant contributions	0.0	0.0
Company contributions	2.4	2.3
Benefits paid	(4.0)	(3.9)
Currency exchange rate changes	0.0	0.0
Fair value of plan assets, end of year	37.3	37.2	40.6
Funded Status at End of Year
Funded status, end of year	(15.8)	(15.9)
Amounts Recognized
Noncurrent assets	14.3	14.3
Current liabilities	(2.5)	(2.4)
Noncurrent liabilities	(27.6)	(27.8)
Net amount recognized	(15.8)	(15.9)
Non-United States Plans
Change in Benefit Obligation
Benefit obligation, beginning of year	326.1	385.4
Service cost	8.0	7.2
Interest cost	10.0	10.6
Curtailment and settlement	(29.0)	0.0
Transfers	105.4	5.2
Actuarial loss (gain)	39.8	(43.2)
Plan participant contributions	0.2	0.2
Benefits paid	(7.7)	(8.1)
Currency exchange rate changes	(36.8)	(31.2)
Benefit obligation, end of year	416.0	326.1	385.4
Change in Plan Assets
Fair value of plan assets, beginning of year	314.7	349.1
Actual return on plan assets	44.6	(8.3)
Settlement	(26.1)	0.0
Transfers	34.9	0.0
Plan participant contributions	0.2	0.2
Company contributions	0.5	8.5
Benefits paid	(7.7)	(8.1)
Currency exchange rate changes	(36.6)	(26.7)
Fair value of plan assets, end of year	324.5	314.7	349.1
Funded Status at End of Year
Funded status, end of year	(91.5)	(11.4)
Amounts Recognized
Noncurrent assets	30.4	47.9
Current liabilities	(0.8)	(0.3)
Noncurrent liabilities	(121.1)	(59.0)
Net amount recognized	(91.5)	(11.4)
Retiree Health Care Plan
Change in Benefit Obligation
Benefit obligation, beginning of year	16.4	17.8
Interest cost	0.7	0.7	0.8
Actuarial loss (gain)	0.2	(0.5)
Benefits paid	(1.7)	(1.6)
Benefit obligation, end of year	15.6	16.4	$ 17.8
Change in Plan Assets
Benefits paid	(1.7)	(1.6)
Funded Status at End of Year
Funded status, end of year	(15.6)	(16.4)
Amounts Recognized
Current liabilities	(1.3)	(1.3)
Noncurrent liabilities	(14.3)	(15.1)
Net amount recognized	$ (15.6)	$ (16.4)